Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 14, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001089951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 14, 2011
Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLSVX
Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLSSX
Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLSIX

Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund
Trilogy International Small Cap Fund
INVESTMENT OBJECTIVE
The Trilogy International Small Cap Fund's (the "Fund" or "International Small
Cap Fund") investment objective is to seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Trilogy International Small Cap Fund	Investor Class	Service Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Trilogy International Small Cap Fund		Investor Class	Service Class	Institutional Class
Management Fee		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses	[1]	0.76%	0.76%	0.56%
Total Annual Fund Operating Expenses		2.01%	1.76%	1.56%
Fee Waiver and Expense Reimbursements	[2]	(0.41%)	(0.41%)	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		1.60%	1.35%	1.15%
[1]	Because the Fund is new, "Other Expenses" are based on estimates for the current fiscal year.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.10% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the Total Annual Fund Operating Expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.60%, 1.35% and 1.15%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through March 1, 2012.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Trilogy International Small Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Investor Class	163	591
Service Class	137	514
Institutional Class	117	452

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
Because the Fund commenced operations on or following the date of this
Prospectus, the Fund has no reportable portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities
(generally common and preferred stocks) of small market capitalization companies
("small cap companies"). The Fund will provide shareholders with at least 60 days' prior written notice of any change in this policy. Additionally, under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers located outside the United States, and investments exposed to such issuers, and the Fund will invest in or have investments exposed to a minimum of three countries, including the United States. The Fund considers an issuer to be located outside the United States if the issuer maintains its principal place of business outside the United States, its securities are traded principally outside the United States, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the
United States or it has at least 50% of its assets outside the United States.

The Fund primarily invests in non-U.S. small cap companies, allocating investments across different countries and regions. The Subadvisor considers
non-U.S. small cap companies to be those with market capitalizations in the range of the MSCI All Country World ex-U.S. Small Cap Index (between  $30 million and  $4.7 billion as of the latest reconstitution of the Index on December 1,
2010). The Fund may invest in securities of issuers located in emerging markets countries. The Fund's Subadvisor considers emerging market countries to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The Fund's portfolio normally consists of between 40 to 100 securities. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts ("ADRs"), Global Depoisitary Receipts
("GDRs") and other depositary receipts of non-U.S. listed companies.

The Subadvisor uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal market conditions, the Subadvisor seeks to maintain a growth oriented focus and invest the Fund's assets pursuant to the following core principles:

o  Earnings growth drives equity returns over the long term.

o  Early-stage and traditional growth companies provide the greatest opportunity.

o  Risk management with respect to the Fund's portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.

o  A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Currency Risk - fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Emerging Markets Risk - investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater price volatility.

Foreign Securities Risk - securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk - growth stocks may be more sensitive to market movements because their prices tend to reflects future investor expectations rather than just current profits.

Liquidity Risk - particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk - market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk - changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Small-Capitalization Stock Risk - the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

PERFORMANCE
This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the
Fund commenced operations on or following the date of this Prospectus, the bar chart and table are not shown. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 15, 2011
Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Trilogy International Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Trilogy International Small Cap Fund's (the "Fund" or "International Small
Cap Fund") investment objective is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
Because the Fund commenced operations on or following the date of this
Prospectus, the Fund has no reportable portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimates for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through March 1, 2012.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities
(generally common and preferred stocks) of small market capitalization companies
("small cap companies"). The Fund will provide shareholders with at least 60 days' prior written notice of any change in this policy. Additionally, under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers located outside the United States, and investments exposed to such issuers, and the Fund will invest in or have investments exposed to a minimum of three countries, including the United States. The Fund considers an issuer to be located outside the United States if the issuer maintains its principal place of business outside the United States, its securities are traded principally outside the United States, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the
United States or it has at least 50% of its assets outside the United States.

The Fund primarily invests in non-U.S. small cap companies, allocating investments across different countries and regions. The Subadvisor considers
non-U.S. small cap companies to be those with market capitalizations in the range of the MSCI All Country World ex-U.S. Small Cap Index (between  $30 million and  $4.7 billion as of the latest reconstitution of the Index on December 1,
2010). The Fund may invest in securities of issuers located in emerging markets countries. The Fund's Subadvisor considers emerging market countries to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The Fund's portfolio normally consists of between 40 to 100 securities. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts ("ADRs"), Global Depoisitary Receipts
("GDRs") and other depositary receipts of non-U.S. listed companies.

The Subadvisor uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal market conditions, the Subadvisor seeks to maintain a growth oriented focus and invest the Fund's assets pursuant to the following core principles:

o  Earnings growth drives equity returns over the long term.

o  Early-stage and traditional growth companies provide the greatest opportunity.

o  Risk management with respect to the Fund's portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.

o  A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Currency Risk - fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Emerging Markets Risk - investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater price volatility.

Foreign Securities Risk - securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk - growth stocks may be more sensitive to market movements because their prices tend to reflects future investor expectations rather than just current profits.

Liquidity Risk - particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk - market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk - changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Small-Capitalization Stock Risk - the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the
Fund commenced operations on or following the date of this Prospectus, the bar chart and table are not shown. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Trilogy International Small Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.60%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	591
Trilogy International Small Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	514
Trilogy International Small Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452

[1]	Because the Fund is new, "Other Expenses" are based on estimates for the current fiscal year.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.10% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the Total Annual Fund Operating Expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.60%, 1.35% and 1.15%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.